Income Taxes - Current and Deferred Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current income tax expense	$ 1,001	$ 601	$ 184
Deferred income (tax benefit) tax expense	(338)	239	378
Income taxes	$ 663	$ 840	$ 562